Expenses by nature - Summary of lease expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Variable lease payments	€ 17,659	€ 25,206	€ 25,964
Expenses relating to low-value leases	226	134	293
Expenses relating to short-term leases	223	478	1,374
Total lease expenses	€ 18,108	€ 25,818	€ 27,631